INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2015
Income Tax Disclosure [Abstract]
Statutory federal tax rate reconciliation

The difference between income taxes at the statutory federal income tax rate and income taxes reported in the statements of operations are attributable to the following:

	February 28, 2015	February 28, 2014
Income tax benefit at the federal statutory rate	34%	34%
Permanent differences	(3)%	(4)%
Increase in valuation allowance	(31)%	(30)%

Provision for income tax	(0)%	(0)%

Deferred tax assets

As at February 28, 2015, and February 28, 2014, deferred tax assets (liabilities) consisted of the following:

	February 28, 2015	February 28, 2014
Net operating loss carryforwards	$4,987,120	$2,830,058
Stock-based compensation	1,183,918	904,278
	6,171,038	3,734,336
Depreciation	(10,273)	(10,273)
	6,160,765	3,724,063
Less: Valuation allowance	(6,160,765)	(3,724,063)
Net deferred tax asset	$-	$-